CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows used in operating activities
Net loss	$ (4,063)	$ (3,537)	$ (17,857)	$ (18,978)
Adjustments to reconcile net loss to net cash used in operating activities
Preliminary gain on bargain purchase	(512)	0	(512)
Stock based compensation	102	133	1,584	625
Payment made in stock (payroll and consultants)	195	73	1,834	307
Allowance for doubtful accounts	18	12	78	14
Bad debt write-off			0	257
Reserve for slow moving inventory			861	200
Depreciation and amortization	1,352	960	4,829	3,871
Impairment charge			2,092	0
Expenses associated with offering of warrant liabilities			640	0
Change in fair value of derivative liabilities	(514)	(485)	(2,559)	0
Other income			0	(440)
Amortization of offering costs	0	43	326	0
Non-monetary exchange			0	(65)
Reversal of accrued bonus expense			0	(25)
Inventory write-off	56	0	0	159
Changes in assets and liabilities
Accounts receivable	89	133	(336)	(185)
Inventory	174	312	354	(1,676)
Prepaid expenses and other current assets	(47)	31	102	(3)
Accounts payable	(126)	509	328	(973)
Deferred rent	(26)	0
Accrued expenses and interest expense	179	330	1,096	359
Deferred revenue and customer deposits	145	(480)
Deferred revenue - related party			(12)	0
Due to related parties	142	55	0	1,649
Net cash used in operating activities	(2,836)	(1,911)	(7,693)	(14,904)
Cash flows provided by (used in) investing activities
Cash acquired in the acquisition of IMT	477	0
Capital expenditures for property and equipment	(10)	(130)	(34)	(134)
Capitalization of intangible assets	0	(625)	(2,192)	(1,771)
Net cash provided by (used in) investing activities	467	(755)	(2,226)	(1,905)
Cash flows provided by financing activities
Repayment of capital lease obligation	(12)	(35)	(156)	(123)
Proceeds from issuance of convertible preferred stock, common stock and warrants	3,557	2,677	1,977	664
Proceeds received from related party advances			2,330	285
Repayments of advances to related parties			(1,015)
Costs incurred in connection with Series B Financing	(604)	0
Proceeds from issuance of convertible notes payable	500	0	1,470	0
Principle repayments of convertible notes payable	(1,031)	0	(702)	0
Costs incurred in connection with convertible notes payable			(163)	0
Proceeds from issuance of common stock and warrants			4,976	11,224
Costs associated with under written offering			(946)	0
Net proceeds from the exercise of warrants	75	(600)	1,758	0
Net cash provided by financing activities	2,485	2,042	9,529	12,050
Net increase (decrease) in cash	116	(537)	(390)	(4,759)
Cash, beginning of period	368	758	758	5,517
Cash, end of period	484	221	368	758
Cash paid for interest	472	0	240	0
Cash paid for taxes	0	0	0	0
Supplemental cash flow disclosures of investing and financing activities
Stock issued as payment of fees under the $15M purchase agreement			0	294
Acquisition of equipment under capital lease obligation	0	87	193	0
Issuance of common stock in connection with conversion of amounts due to related party	0	1,756	1,756
Common stock issued in connection with conversion of preferred stock	250		150	0
Conversion of amounts of due to related parties into Series B Preferred, common stock and warrants			845	0
Conversion of Series B Convertible Preferred Stock into common stock	1,571	1,379
Reclassification of derivative liabilities to stockholders’ equity upon the exercise of warrants	63	460	1,390	0
Issuance of common stock in connection with the conversion of promissory note (related party)			500	0
Issuance of common stock in connection with the conversion of convertible notes payable	250	0	150	0
Amortization of commitment fees	0	45	(294)	0
Issuance of common stock in connection with the repayment of accrued interest			180	180
Derivative liability in connection with conversion option and warrants			270	270
Reclassification of inventory to fixed asset			0	163
Stock issued as payment of fees on convertible preferred stock	0	88
Stock issued as payment of fees on convertible preferred stock			0	17
Dividends and deemed dividend on Series B Preferred Stock conversion	370	1,070	3,079	$ 0
Purchase Consideration
Amount of consideration:	3,000	0	3,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Cash	477	0	477
Accounts receivable	676	0	676
Inventories	2,649	0	2,649
Property and equipment	133	0	133
Prepaid expenses	55	0	55
Accounts payable and deferred revenue	(423)	0	(423)
Deferred rent	(167)	0	(167)
Accrued expenses	(378)	0	(378)
Net tangible assets acquired	3,022	0	3,022
Identifiable intangible assets
Total Identifiable Intangible Assets	490	0	490
Total net assets acquired	3,512		3,512
Consideration paid	3,000	0	3,000
Preliminary gain on bargain purchase	512	0	512
Trademarks and Trade Names [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	320	0	320
Customer Relationships [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	$ 170	$ 0	$ 170